Operating Expenses - Schedule of Operating Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Expense [Abstract]
Employee expenses	$ 4,445	$ 4,090
Premises and equipment	158	163
Capital asset depreciation	250	241
Service fees	946	919
Amortization of intangible assets	156	137
Impairment of intangible assets	11	15
Other expenses	1,435	1,468
Total operating expenses	7,401	7,033
Employee Expenses [Abstract]
Salaries, bonus, employee benefits	3,879	3,497
Share-based payments (Note 19)	540	549
Other personnel costs	26	44
Total employee expenses	$ 4,445	$ 4,090